Inventory	12 Months Ended
Dec. 31, 2025
Inventory [abstract]
Inventory
8.	Inventory

Inventories consist of purchased raw materials that will be used in the manufacturing of finished goods and are valued at lower of cost or net realizable value. The cost of inventory is determined on a first-in, first-out basis. The cost of work in-process and finished goods are valued at the lower of cost or net realizable value. As at December 31, 2025, the Company’s inventory consisted of the following balances:

	As at December 31, 2025 $	As at December 31, 2024 $
Raw materials	33,827	51,973
Finished goods	18,306	65,269
Total inventory	52,133	117,242